LEASES - Balance Sheet Information (Details) $ in Millions	Nov. 30, 2019 USD ($)
Assets
Operating lease right-of-use assets	$ 5,836.1
Property and equipment, net	458.8
Total lease assets	6,294.9
Current
Current maturities of operating lease obligations	549.7
Current maturities of long-term debt and finance lease obligations	101.1
Long-term
Long-term operating lease obligations	5,430.5
Long-term debt and finance lease obligations	601.2
Total lease liabilities	$ 6,682.5